SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2017			December 31, 2018
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,093,995,776			2,093,995,776
Priority share	1			1
Preference shares	1,000,000,001			1,000,000,001
Class A ordinary shares	1,000,000,000			1,000,000,000
Class B ordinary shares	46,997,887			46,997,887
Class C ordinary shares	46,997,887			46,997,887
Issued and fully paid:	334,223,202	€7.3	299	330,316,314	€6.7	265
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	289,364,467	2.9	127	292,437,655	2.9	129
Class B ordinary shares	40,692,286	4.1	146	37,878,658	3.8	136
Class C ordinary shares	4,166,448	0.3	26	—	—	—